N-2 - USD ($)				3 Months Ended
		Jul. 02, 2026	Jun. 25, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001528988
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		BLACKROCK UTILITIES, INFRASTRUCTURE & POWER OPPORTUNITIES TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price)(2)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares(3)
(1)
Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.

(2)
Based on a sale price per share of $28.68, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on June 25, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $116,155. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.02%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees(4)(5)	1.00%
Other Expenses(6)	0.08%
Total Annual Expenses(7)	1.08%
Fee Waivers and/or Expense Reimbursements(5)	(0.01)%

Total Annual Expenses After Fee Waivers and/or Expense Reimbursements(5)	1.07%

(4)	The Advisor receives an annual fee, payable monthly, in a maximum amount equal to 1.00% of the average daily value of the net assets of the Trust.
(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(6)	Other Expenses are based on estimated amounts for the current fiscal year.
(7)	The Total Annual Expenses does not correlate to the ratio of expenses to average net assets given in the Trust’s most recent annual report, which included offering expenses borne by the Trust.

Management Fees [Percent]	[3],[4]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.08%
Total Annual Expenses [Percent]	[6]	1.08%
Waivers and Reimbursements of Fees [Percent]	[4]	(0.01%)
Net Expense over Assets [Percent]	[4]	1.07%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.15) that you would pay on a $1,000 investment in common shares, assuming (i) the Fee Waiver Agreement described above is only in effect for the first year, since it expires on June 30, 2028, and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$21	$44	$69	$140
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		44
Expense Example, Years 1 to 5		69
Expense Example, Years 1 to 10		$ 140
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $0.02 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year.The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Management Fee not based on Net Assets, Note [Text Block]		The Advisor receives an annual fee, payable monthly, in a maximum amount equal to 1.00% of the average daily value of the net assets of the Trust.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s investment objectives are to provide total return and income through a combination of current income and long-term capital appreciation.
Share Price [Table Text Block]
PRICE RANGE OF SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading Volume
	High	Low	High	Low	High	Low
June 30, 2026	$26.71	$26.34	$27.62	$27.76	(3.29)%	(5.12)%	5,558,458
March 31, 2026	$30.62	$25.69	$27.82	$26.77	10.06%	(4.03)%	4,342,584
December 31, 2025	$27.27	$24.90	$26.12	$24.66	4.40%	0.97%	4,536,542
September 30, 2025	$27.37	$25.63	$25.38	$25.46	7.84%	0.67%	3,896,109
June 30, 2025	$25.75	$20.72	$24.95	$20.64	3.21%	0.39%	3,636,815
March 31, 2025	$23.74	$22.20	$23.92	$22.28	(0.75)%	(0.38)%	3,240,144
December 31, 2024	$24.37	$22.12	$24.41	$22.44	(0.16)%	(1.43)%	3,031,403
September 30, 2024	$24.83	$22.14	$24.43	$22.30	1.64%	(0.72)%	2,940,462
June 30, 2024	$23.03	$20.20	$22.97	$21.24	0.26%	(4.90)%	3,430,077
March 31, 2024	$22.24	$20.57	$22.28	$21.47	(0.18)%	(4.19)%	3,733,789
As of June 25, 2026, the NAV per common share of the Trust was $27.99 and the market price per common share was $28.68, representing a premium to NAV of 2.47%. Common shares of the Trust have historically traded at both a premium and discount to NAV.
As of June 25, 2026, the Trust has 26,541,625 common shares outstanding.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
CAPITALIZATION
The Trust may offer and sell up to 3,801,642 common shares, $0.001 par value per share, from time to time through the Sub‑Placement Agent as sub‑placement agent under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that the Trust will sell 3,801,642 common shares at a price of $28.68 per share (which represents the last reported sale price per share of the Trust’s common shares on the NYSE on June 25, 2026). Actual sales, if any, of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $28.68 per share, depending on the market price of the Trust’s common shares at the time of any such sale. The Trust and the Distributor will determine whether any sales of the Trust’s common shares will be authorized on a particular day; the Trust and the Distributor, however, will not authorize sales of the Trust’s common shares if the per share price of the shares is less than the current net asset value per share plus the per share amount of the commission to be paid to the Distributor (the “Minimum Price”). The Trust and the Distributor may also not authorize sales of the Trust’s common shares on a particular day even if the per share price of the shares is equal to or greater than the Minimum Price, or may only authorize a fixed number of shares to be sold on any particular day. The Trust and the Distributor will have full discretion regarding whether sales of Trust common shares will be authorized on a particular day and, if so, in what amounts.
The following table sets forth the Trust’s capitalization (1) on a historical basis as of December 31, 2025 (audited); (2) the unaudited adjusted capitalization of the Trust as of April 30, 2026 reflecting the issuance of common shares pursuant to the rights offering that expired on April 2, 2026 (the “Rights Offering”); and (3) on a pro forma basis as adjusted to reflect (a) the issuance of common shares in the Rights Offering and (b) the assumed sale of 3,801,642 common shares at $28.68 per share (the last reported price per share of the Trust’s common shares on the NYSE on June 25, 2026), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $1,090,311 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Trust common shares, out of which the Distributor will compensate the Sub‑Placement Agent at a rate of up to 0.80% of the gross sales proceeds of the sale of the Trust’s common shares sold by the Sub‑Placement Agent) and the estimated initial offering expenses payable by the Trust, if any.

	As of December 31, 2025	As adjusted for Rights Offering	As adjusted for Rights Offering, adjusted for Offering
	(audited)	(unaudited)	(unaudited)
Common Shares	24,064,735	26,534,412	30,336,054
Paid in Capital	$409,502,439	$415,938,168	$523,762,795
Undistributed NII	$30,378,945	$30,378,945	$30,378,945
Accumulated Gain	$124,190	$124,190	$124,190
Net Appreciation/Depreciation	$151,042,989	$151,042,989	$151,042,989
Net Assets	$591,048,563	$597,484,292	$705,308,919
NAV	$24.56	$22.52	$23.25

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 26.34	$ 25.69	$ 24.90	$ 25.63	$ 20.72	$ 22.20	$ 22.12	$ 22.14	$ 20.20	$ 20.57
Highest Price or Bid				26.71	30.62	27.27	27.37	25.75	23.74	24.37	24.83	23.03	22.24
Lowest Price or Bid, NAV				27.76	26.77	24.66	25.46	20.64	22.28	22.44	22.30	21.24	21.47
Highest Price or Bid, NAV				$ 27.62	$ 27.82	$ 26.12	$ 25.38	$ 24.95	$ 23.92	$ 24.41	$ 24.43	$ 22.97	$ 22.28
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.29%)	10.06%	4.40%	7.84%	3.21%	(0.75%)	(0.16%)	1.64%	0.26%	(0.18%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(5.12%)	(4.03%)	0.97%	0.67%	0.39%	(0.38%)	(1.43%)	(0.72%)	(4.90%)	(4.19%)
Share Price			$ 28.68
NAV Per Share			$ 27.99
Latest Premium (Discount) to NAV [Percent]			2.47%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common shares
Outstanding Security, Held [Shares]			26,541,625

[1]	Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Trust’s common shares at the time of any such sale.
[2]	Based on a sale price per share of $28.68, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on June 25, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $116,155. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[3]	The Advisor receives an annual fee, payable monthly, in a maximum amount equal to 1.00% of the average daily value of the net assets of the Trust.
[4]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	The Total Annual Expenses does not correlate to the ratio of expenses to average net assets given in the Trust’s most recent annual report, which included offering expenses borne by the Trust.